Note 16 - Investments in subsidiaries, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2020
Investments in subsidiaries, joint ventures and associates
Associates Entities and joint ventures. Breakdown by entities
Joint ventures and associates. Breakdown by entities (Millions of Euros)
	2020	2019	2018
Joint ventures
Altura Markets, S.V., S.A.	77	73	69
RCI Colombia	36	37	32
Desarrollo Metropolitanos del Sur, S.L.	17	14	13
Other	19	30	59
Subtotal	149	154	173
Associates
Divarian Propiedad, S.A.U.	567	630	591
Metrovacesa, S.A.	285	443	508
BBVA Allianz Seguros y Reaseguros, S.A.	250	-	-
ATOM Bank PLC	64	136	138
Solarisbank AG	39	36	37
Cofides	25	23	22
Redsys servicios de procesamiento, S.L.	14	14	12
Servicios Electrónicos Globales S.A. de CV	11	11	9
Other	33	41	88
Subtotal	1.288	1.334	1.405
Total	1.437	1.488	1.578

Join Ventures and Associates Entities - Changes in the Year
Joint ventures and associates. Changes in the year (Millions of Euros)
	Notes	2020	2019	2018
Balance at the beginning		1.488	1.578	1.588
Acquisitions and capital increases		257	161	309
Disposals and capital reductions		(47)	(149)	(516)
Transfers and changes of consolidation method		(7)	(27)	211
Share of profit and loss	39	(39)	(42)	(7)
Exchange differences		(27)	10	2
Dividends, valuation adjustments and others		(188)	(43)	(8)
Balance at the end		1.437	1.488	1.578